ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.7%

Aerospace/Defense – 0.4%
Park Aerospace Corp.	552	$6,955

Apparel – 0.4%
Lakeland Industries, Inc.*	365	5,658

Auto Parts & Equipment – 1.5%
Miller Industries, Inc.	330	9,332
Spartan Motors, Inc.	555	7,165
XPEL, Inc.*	741	7,425
Total Auto Parts & Equipment		23,922

Banks – 5.1%
Bancorp, Inc. (The)*	920	5,584
Bank First Corp.	177	9,912
Bank of Marin Bancorp	202	6,060
Capital City Bank Group, Inc.	377	7,585
First United Corp.	480	6,859
Macatawa Bank Corp.	1,000	7,120
Nicolet Bankshares, Inc.*	144	7,860
Parke Bancorp, Inc.	435	5,868
Red River Bancshares, Inc.	212	7,891
South Plains Financial, Inc.	546	8,458
Stock Yards Bancorp, Inc.	273	7,898
Total Banks		81,095

Beverages – 0.5%
Celsius Holdings, Inc.*	1,934	8,142

Biotechnology – 12.6%
Adverum Biotechnologies, Inc.*	742	7,249
Arcturus Therapeutics Holdings, Inc.*	503	6,836
Ardelyx, Inc.*	1,703	9,681
Calithera Biosciences, Inc.*	1,527	6,780
Compugen Ltd. (Israel)*(a)	1,990	14,447
Cue Biopharma, Inc.*	635	9,011
IVERIC bio, Inc.*	1,559	5,363
Karyopharm Therapeutics, Inc.*(a)	921	17,692
Krystal Biotech, Inc.*(a)	390	16,864
Mersana Therapeutics, Inc.*	1,259	7,340
Molecular Templates, Inc.*	972	12,918
NantKwest, Inc.*	1,668	4,804
Syndax Pharmaceuticals, Inc.*	803	8,809
Twist Bioscience Corp.*	265	8,104
Urovant Sciences Ltd. (United Kingdom)*	790	7,284
Veracyte, Inc.*(a)	693	16,847
Veru, Inc.*	2,867	9,375
Xenon Pharmaceuticals, Inc. (Canada)*	674	7,643
XOMA Corp.*(a)	503	10,236
Zymeworks, Inc. (Canada)*	399	14,152
Total Biotechnology		201,435

Building Materials – 0.5%
Forterra, Inc.*	1,408	8,420

Commercial Services – 2.7%
CAI International, Inc.*	431	6,094
CRA International, Inc.	181	6,047
R1 RCM, Inc.*	1,279	11,626
Universal Technical Institute, Inc.*	1,340	7,973
Vectrus, Inc.*	279	11,554
Total Commercial Services		43,294

Computers – 2.8%
Agilysys, Inc.*	532	8,884
Icad, Inc.*	1,208	8,867
Kornit Digital Ltd. (Israel)*	381	9,483
PAR Technology Corp.*	673	8,655
Unisys Corp.*	664	8,200
Total Computers		44,089

Cosmetics / Personal Care – 0.3%
elf Beauty, Inc.*	566	5,569

Diversified Financial Services – 2.9%
America First Multifamily Investors LP	1,294	6,781
B. Riley Financial, Inc.	393	7,239
Freedom Holding Corp. NV (Kazakhstan)*(a)	538	7,640
Hamilton Lane, Inc., Class A	249	13,772
I3 Verticals, Inc., Class A*	311	5,937
Sculptor Capital Management, Inc.	386	5,226
Total Diversified Financial Services		46,595

Electric – 0.8%
Ameresco, Inc., Class A*	798	13,590

Electrical Components & Equipment – 1.9%
Novanta, Inc.*	281	22,446
Orion Energy Systems, Inc.*	2,309	8,544
Total Electrical Components & Equipment		30,990

Electronics – 2.8%
Camtek Ltd. (Israel)	1,152	9,700
CyberOptics Corp.*	480	8,213
Mesa Laboratories, Inc.(a)	58	13,113
RADA Electronic Industries Ltd. (Israel)*	1,561	5,464
Transcat, Inc.*	327	8,665
Total Electronics		45,155

Engineering & Construction – 1.9%
Construction Partners, Inc., Class A*(a)	736	12,431
Great Lakes Dredge & Dock Corp.*	1,223	10,151
IES Holdings, Inc.*	418	7,378
Total Engineering & Construction		29,960

Entertainment – 0.5%
Accel Entertainment, Inc.*(a)	993	7,447

Environmental Control – 3.9%
Casella Waste Systems, Inc., Class A*	924	36,092
Energy Recovery, Inc.*(a)	1,109	8,251
Heritage-Crystal Clean, Inc.*	380	6,171
Pure Cycle Corp.*	1,109	12,365
Total Environmental Control		62,879

Food – 1.3%
Ingles Markets, Inc., Class A	261	9,438
Seneca Foods Corp., Class A*	287	11,417
Total Food		20,855

Healthcare - Products – 3.4%
Alphatec Holdings, Inc.*	2,225	7,676
Apyx Medical Corp.*	1,536	5,514
Hanger, Inc.*	439	6,840
iRadimed Corp.*	414	8,839
OrthoPediatrics Corp.*(a)	188	7,452
Utah Medical Products, Inc.	101	9,499
Zynex, Inc.*	728	8,059
Total Healthcare - Products		53,879

Healthcare - Services – 1.8%
Addus HomeCare Corp.*	183	12,371
Catasys, Inc.*	526	8,011

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare - Services (continued)
RadNet, Inc.*	773	$8,124
Total Healthcare - Services		28,506

Holding Companies - Diversified – 0.5%
Collier Creek Holdings, Class A*	784	8,020

Home Furnishings – 0.5%
Universal Electronics, Inc.*	207	7,943

Insurance – 2.4%
Goosehead Insurance, Inc., Class A*(a)	270	12,050
Kinsale Capital Group, Inc.(a)	245	25,610
Total Insurance		37,660

Internet – 3.7%
EverQuote, Inc., Class A*(a)	789	20,711
Limelight Networks, Inc.*	2,679	15,270
PC-Tel, Inc.*	1,039	6,910
Perion Network Ltd. (Israel)*	1,597	7,809
TechTarget, Inc.*	445	9,172
Total Internet		59,872

Investment Companies – 0.3%
Newtek Business Services Corp.(a)	396	5,231

Leisure Time – 0.6%
Clarus Corp.	988	9,682

Machinery - Diversified – 0.4%
Ichor Holdings Ltd.*	365	6,993

Metal Fabricate / Hardware – 2.7%
Hebron Technology Co., Ltd., Class A (China)*	1,194	9,194
Lawson Products, Inc.*	281	7,508
Northwest Pipe Co.*	397	8,833
Omega Flex, Inc.	115	9,706
Tredegar Corp.	498	7,784
Total Metal Fabricate / Hardware		43,025

Packaging & Containers – 0.6%
UFP Technologies, Inc.*	255	9,713

Pharmaceuticals – 9.8%
AC Immune SA (Switzerland)*	1,324	9,149
AdaptHealth Corp.*(a)	569	9,104
Arvinas, Inc.*	396	15,959
Collegium Pharmaceutical, Inc.*(a)	508	8,296
Cytokinetics, Inc.*	712	8,394
Heska Corp.*	113	6,249
Kadmon Holdings, Inc.*	2,421	10,144
Kala Pharmaceuticals, Inc.*	1,105	9,713
Kodiak Sciences, Inc.*(a)	913	43,550
Minerva Neurosciences, Inc.*	1,357	8,169
Neoleukin Therapeutics, Inc.*(a)	795	9,047
NeuBase Therapeutics, Inc.*	1,578	11,235
Ocular Therapeutix, Inc.*	1,646	8,148
Total Pharmaceuticals		157,157

Real Estate – 1.8%
Landmark Infrastructure Partners LP	652	6,885
Safehold, Inc.	342	21,625
Total Real Estate		28,510

REITS – 4.7%
Arbor Realty Trust, Inc.	784	3,842
Ares Commercial Real Estate Corp.	522	3,649
BRT Apartments Corp	629	6,447
City Office REIT, Inc.	795	5,748
Community Healthcare Trust, Inc.	277	10,604
Dynex Capital, Inc.	457	4,771
Gladstone Land Corp.	614	7,276
Global Medical REIT, Inc.	1,004	10,160
iStar, Inc.(a)	705	7,480
NexPoint Residential Trust, Inc.	327	8,244
UMH Properties, Inc.(a)	626	6,798
Total REITS		75,019

Retail – 3.5%
America’s Car-Mart, Inc.*	189	10,650
Aspen Aerogels, Inc.*	1,391	8,541
GrowGeneration Corp.*(a)	1,843	7,022
PetMed Express, Inc.(a)	311	8,950
Sportsman's Warehouse Holdings, Inc.*	1,556	9,585
Winmark Corp.	48	6,116
Zumiez, Inc.*	331	5,733
Total Retail		56,597

Semiconductors – 2.0%
ACM Research, Inc., Class A*(a)	271	8,024
Axcelis Technologies, Inc.*	396	7,251
DSP Group, Inc.*	663	8,884
Photronics, Inc.*	781	8,013
Total Semiconductors		32,172

Software – 10.1%
American Software, Inc., Class A	690	9,805
AppFolio, Inc., Class A*(a)	254	28,181
Avid Technology, Inc.*	1,082	7,282
Daily Journal Corp.*(a)	40	9,132
Digi International, Inc.*	555	5,295
Five9, Inc.*	730	55,816
Red Violet, Inc.*	624	11,232
Sapiens International Corp. NV (Israel)	671	12,762
Seachange International, Inc.*	2,667	9,921
Simulations Plus, Inc.	217	7,578
Verra Mobility Corp.*	785	5,605
Total Software		162,609

Telecommunications – 4.7%
Anterix, Inc.*	227	10,367
AudioCodes Ltd. (Israel)	1,190	28,429
Calix, Inc.*	1,140	8,071
Harmonic, Inc.*(a)	1,848	10,645
Inseego Corp.*(a)	1,256	7,825
Luna Innovations, Inc.*	1,593	9,797
Total Telecommunications		75,134

Transportation – 0.5%
CryoPort, Inc.*(a)	467	7,972

Water – 1.9%
Consolidated Water Co. Ltd. (Cayman Islands)	594	9,741
Middlesex Water Co.	198	11,904
York Water Co. (The)	211	9,170
Total Water		30,815

Total Common Stocks
(Cost $1,659,706)		1,582,559

MONEY MARKET FUND – 3.7%
STIT - Government & Agency Portfolio, Institutional Class, 0.43%(b) (Cost $59,280)	59,280	59,280

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
REPURCHASE AGREEMENT – 7.6%(c)
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $121,980, (collateralized by various U.S. Government Agency Obligations, 2.50%-5.00%, 08/01/23-06/01/51, totaling $124,049)
(Cost $121,980)	$121,980	$121,980

Total Investments – 110.0%
(Cost $1,840,966)		1,763,819
Liabilities in Excess of Other Assets – (10.0%)		(160,392)
Net Assets – 100.0%		$1,603,427

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $340,613; the aggregate market value of the collateral held by the fund is $347,323. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $225,343.
(b)	Rate shown reflects the 7-day yield as of March 31, 2020.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,582,559	$–	$–	$1,582,559
Money Market Fund	59,280	–	–	59,280
Repurchase Agreement	–	121,980	–	121,980
Total	$1,641,839	$121,980	$–	$1,763,819

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.4%
Apparel	0.4
Auto Parts & Equipment	1.5
Banks	5.1
Beverages	0.5
Biotechnology	12.6
Building Materials	0.5
Commercial Services	2.7
Computers	2.8
Cosmetics / Personal Care	0.3
Diversified Financial Services	2.9
Electric	0.8
Electrical Components & Equipment	1.9
Electronics	2.8
Engineering & Construction	1.9
Entertainment	0.5
Environmental Control	3.9
Food	1.3
Healthcare - Products	3.4
Healthcare - Services	1.8
Holding Companies - Diversified	0.5
Home Furnishings	0.5
Insurance	2.4
Internet	3.7
Investment Companies	0.3
Leisure Time	0.6
Machinery - Diversified	0.4
Metal Fabricate / Hardware	2.7
Packaging & Containers	0.6
Pharmaceuticals	9.8
Real Estate	1.8
REITS	4.7
Retail	3.5
Semiconductors	2.0
Software	10.1
Telecommunications	4.7
Transportation	0.5
Water	1.9
Money Market Fund	3.7
Repurchase Agreement	7.6
Total Investments	110.0
Liabilities in Excess of Other Assets	(10.0)
Net Assets	100.0%